Prepayments and other assets, net (Tables)	6 Months Ended
Jun. 30, 2023
Prepayments and other assets, net
Schedule of prepayments and other assets

		As of December 31,	As of June 30,
		2022	2023
		RMB	RMB
Loans receivable, net	(1)	25,988	9,442
Security deposits with real estate developers, net	(2)	66,978	26,398
Rental and other deposits, net	(3)	5,672	4,718
Other receivables		93,358	236,551
Prepayments and other assets, net		191,996	277,109

(1)    Loans receivable, net

(2)	Security deposits with real estate developers, net
(3)	Rental and other deposits, net

Schedule of allowance for doubtful loans

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	31,694	7,644
(Reversal) Provision for the period	(20,179)	1,737
Written-off	(3,871)	(4,580)
Balance at the end of the period	7,644	4,801

Schedule of aging of loans receivable

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
1-29 days past Due	3,000	—
30-89 days past Due	200	—
Over 180 days past Due	20,828	10,896
Total past Due	24,028	10,896
Current	9,604	3,347
Total loans	33,632	14,243

Schedule of security deposits with real estate developers, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	98,066	97,676
- With Sales Commitment Arrangement	40,085	—
	138,151	97,676
Less: Allowance for doubtful accounts	(71,173)	(71,278)
Security deposits with real estate developers, net	66,978	26,398

Schedule of rental and other deposits, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Rental and other deposits	9,656	8,702
Less: Allowance for doubtful accounts	(3,984)	(3,984)
Rental and other deposits, net	5,672	4,718

Loans receivable
Prepayments and other assets, net
Schedule of loans receivable

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Secured loans	12,070	6,719
Unsecured loans	21,562	7,524
	33,632	14,243
Less: allowance for doubtful loans	(7,644)	(4,801)
Loans receivable, net	25,988	9,442